Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2040 Fund

June 30, 2021

Z40-QTLY-0821
1.9884244.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,031	$19,859
Fidelity Series Commodity Strategy Fund (a)	914	5,093
Fidelity Series Large Cap Growth Index Fund (a)	720	12,662
Fidelity Series Large Cap Stock Fund (a)	708	14,017
Fidelity Series Large Cap Value Index Fund (a)	1,730	26,731
Fidelity Series Small Cap Opportunities Fund (a)	367	6,678
Fidelity Series Value Discovery Fund (a)	588	9,897
TOTAL DOMESTIC EQUITY FUNDS
(Cost $73,474)		94,937

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	341	4,786
Fidelity Series Emerging Markets Fund (a)	224	2,738
Fidelity Series Emerging Markets Opportunities Fund (a)	916	24,597
Fidelity Series International Growth Fund (a)	571	11,169
Fidelity Series International Index Fund (a)	380	4,675
Fidelity Series International Small Cap Fund (a)	176	3,914
Fidelity Series International Value Fund (a)	996	11,126
Fidelity Series Overseas Fund (a)	818	11,148
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $58,205)		74,153

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	2	19
Fidelity Series Emerging Markets Debt Fund (a)	108	1,003
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	32	329
Fidelity Series Floating Rate High Income Fund (a)	21	195
Fidelity Series Government Bond Index Fund (a)	2	23
Fidelity Series High Income Fund (a)	120	1,155
Fidelity Series Inflation-Protected Bond Index Fund (a)	333	3,662
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	2	27
Fidelity Series Investment Grade Securitized Fund (a)	2	17
Fidelity Series Long-Term Treasury Bond Index Fund (a)	661	5,530
Fidelity Series Real Estate Income Fund (a)	60	693
TOTAL BOND FUNDS
(Cost $12,700)		12,709

Short-Term Funds - 0.5%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	266	266
Fidelity Series Short-Term Credit Fund (a)	17	170
Fidelity Series Treasury Bill Index Fund (a)	56	565
TOTAL SHORT-TERM FUNDS
(Cost $997)		1,001
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $145,376)		182,800
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$182,800

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$17,406	$2,005	$1,487	$--	$59	$1,876	$19,859
Fidelity Series Canada Fund	3,830	621	43	--	1	377	4,786
Fidelity Series Commodity Strategy Fund	4,388	416	311	--	17	583	5,093
Fidelity Series Corporate Bond Fund	16	3	--	--	--	--	19
Fidelity Series Emerging Markets Debt Fund	863	119	2	10	--	23	1,003
Fidelity Series Emerging Markets Debt Local Currency Fund	286	33	--	--	--	10	329
Fidelity Series Emerging Markets Fund	2,515	281	168	--	(2)	112	2,738
Fidelity Series Emerging Markets Opportunities Fund	22,634	2,250	1,366	--	(11)	1,090	24,597
Fidelity Series Floating Rate High Income Fund	168	26	--	2	--	1	195
Fidelity Series Government Bond Index Fund	20	3	--	--	--	--	23
Fidelity Series Government Money Market Fund 0.08%	410	29	173	--	--	--	266
Fidelity Series High Income Fund	999	132	--	13	--	24	1,155
Fidelity Series Inflation-Protected Bond Index Fund	3,157	438	6	--	--	73	3,662
Fidelity Series International Credit Fund	55	--	--	--	--	1	56
Fidelity Series International Growth Fund	9,418	1,301	402	--	27	825	11,169
Fidelity Series International Index Fund	3,932	614	75	--	1	203	4,675
Fidelity Series International Small Cap Fund	3,368	361	67	--	(1)	253	3,914
Fidelity Series International Value Fund	9,431	1,662	226	--	5	254	11,126
Fidelity Series Investment Grade Bond Fund	22	5	--	--	--	--	27
Fidelity Series Investment Grade Securitized Fund	15	2	--	--	--	--	17
Fidelity Series Large Cap Growth Index Fund	10,983	1,202	829	51	33	1,273	12,662
Fidelity Series Large Cap Stock Fund	12,008	1,334	209	--	3	881	14,017
Fidelity Series Large Cap Value Index Fund	22,938	2,870	268	--	2	1,189	26,731
Fidelity Series Long-Term Treasury Bond Index Fund	4,326	1,002	90	29	(10)	302	5,530
Fidelity Series Overseas Fund	9,434	1,366	412	--	12	748	11,148
Fidelity Series Real Estate Income Fund	602	59	--	1	--	32	693
Fidelity Series Short-Term Credit Fund	202	23	55	1	1	(1)	170
Fidelity Series Small Cap Opportunities Fund	5,814	790	91	--	14	151	6,678
Fidelity Series Treasury Bill Index Fund	652	100	187	--	--	--	565
Fidelity Series Value Discovery Fund	8,475	1,098	153	--	2	475	9,897
Total	$158,367	$20,145	$6,620	$107	$153	$10,755	$182,800

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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